Document and Entity Information	Sep. 26, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	ROADZEN INC.
Entity Incorporation, State or Country Code	D8
Entity File Number	001-41094
Entity Tax Identification Number	98-1600102
Entity Address, Address Line One	111 Anza Blvd.
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	347
Local Phone Number	745-6448
Entity Information, Former Legal or Registered Name	Vahanna Tech Edge Acquisition I Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001868640
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1230 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	RDZN
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	RDZNW
Security Exchange Name	NASDAQ